ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and accrued expense	$ 1,974,487	$ 2,389,231
Accrued interest	304,427	282,612
Soundstr Obligation	145,529	145,259
Total accounts payable and accrued liabilities	$ 2,424,443	$ 2,817,102